Accounts payable - Schedule of Accounts Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Financial liabilities	$ 730,361	$ 784,533	$ 693,099
Advance payments from clients	139,576	108,853	70,215
Interest payable	84,224	87,168	69,917
Direct employee benefits	48,239	46,674	34,706
Others suppliers	141,380	26,864	182,387
Others	10,932	11,977	35,602
Total	$ 1,154,712	$ 1,066,069	$ 1,085,926